Cost and Estimated Earnings on Uncompleted Contracts (Details 2) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Southland Holdings Llc [Member]
Contract assets		$ 374,624	$ 372,359
Contract liabilities		(111,286)	(284,752)
Net contract position		263,338	87,607
Net contract position		263,338	$ 87,607
Southland Holding Llc [Member]
Contract assets	$ 380,663	374,624
Contract liabilities	(97,547)	(111,286)
Net contract position	283,116	263,338
Net contract position	$ 283,116	$ 263,338